Consolidated statements of changes in shareholders' equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corresponding to the effect of the translation	$ (2,351)	$ (1,976)	$ (1,873)
Corresponding to recognition of result for the net monetary position of subsidiaries, associates and joint ventures with the Peso as functional currency	$ 2,013	$ 1,645	$ 1,189